COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments	Future minimum lease payments under such leases as of March 31, 2017 were as follows:
2018	$63,606
2019	55,509
2020	48,249
2021	43,802
2022	36,704
After 2022	122,242

$370,112

Schedule of future minimum principal payments related to borrowings

Future minimum principal payments related to the Company’s borrowings as of March 31, 2017  are as follows (see Note 12 and Note 13):

2018	$111,299
2019	101,697
2020	—
2021	—
2022	—
After 2022	—

$212,996